Financial instruments (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Financial instruments
Cash and Due from Banks	SFr 240	SFr 406	SFr 304	SFr 724
Interest-bearing deposits with banks	2	0	0	309
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,636	88,876	104,283	86,586
Loans	19,778	21,914	22,913	19,897
Other assets	28,144	30,785	32,320	31,273
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(41,920)	(48,087)	(54,732)	(60,529)
Short-term borrowings	(4,256)	(4,818)	(3,861)	(7,132)
Long-term debt	(76,517)	(78,390)	(81,166)	(70,217)
Other liabilities	(14,176)	SFr (15,335)	(16,938)	SFr (20,009)
Aggregate fair value
Loans
Non-interest-earning loans	1,239		1,147
Financial instruments
Interest-bearing deposits with banks	2		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,636		104,283
Loans	19,778		22,913
Other assets	23,256		26,088
Due to banks and customer deposits	(777)		(914)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(41,920)		(54,732)
Short-term borrowings	(4,256)		(3,861)
Long-term debt	(76,517)		(81,166)
Other liabilities	(1,315)		(1,268)
Aggregate unpaid principal
Loans
Non-interest-earning loans	4,130		3,816
Financial instruments
Interest-bearing deposits with banks	2		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,426		104,027
Loans	20,646		23,782
Other assets	28,802		33,091
Due to banks and customer deposits	(742)		(873)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(41,940)		(54,661)
Short-term borrowings	(4,343)		(3,918)
Long-term debt	(78,343)		(81,322)
Other liabilities	(2,842)		(2,767)
Difference
Loans
Non-interest-earning loans, Difference	(2,891)		(2,669)
Financial instruments
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	210		256
Loans	(868)		(869)
Other assets	(5,546)		(7,003)
Due to banks and customer deposits	(35)		(41)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	20		(71)
Short-term borrowings	87		57
Long-term debt	1,826		156
Other liabilities	SFr 1,527		SFr 1,499